Total revenues and other income (Tables)	12 Months Ended
Dec. 31, 2022
Total revenues and other income [Abstract]
Revenues from contracts with customers [text block]
Revenues from contracts with customers and

other revenues
(in USD million) Note 2022 2021 2020
Crude oil 58,524 38,307 24,509
Natural gas 65,232 28,050 7,213

- European gas
58,239 24,900 5,839

- North American gas
2,884 1,783 1,010

- Other incl LNG
4,109 1,368 363
Refined products 11,093 11,473 6,534
Natural gas liquids 9,240 8,490 5,069
Transportation 1,470 921 1,083
Other sales 4,702 1,006 681
Total revenues from contracts with customers 150,262 88,247 45,088
Taxes paid in-kind 412 345 93
Physically settled commodity derivatives (2,534) (1,075) 209
Gain/(loss) on commodity derivatives 739 951 108
Change in fair value of trading inventory (194) 0 0
Other revenues 319 276 256
Total other revenues (1,258) 497 665
Revenues 149,004 88,744 45,753
Net income/(loss) from equity accounted investments 15 620 259 53
Other income 6 1,182 1,921 12
Total revenues and other income 150,806 90,924 45,818